The World Funds, Inc.
                  1500 Forest Avenue, Suite 223
                    Richmond, Virginia  23229



                        February 29, 1996



Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  The World Funds, Inc.
          File No.:  2-78931 and 811-3551

Gentlemen:

     Transmitted herewith is the above-referenced Fund's 24f-2 Notice on Form 24F-2 and an opinion of counsel with respect thereto. We have remitted the necessary filing fee to the Commission's lockbox depository in the amount of $3,478.64.

     Please call me at 1-800-527-9500 if you have any questions.

                                   Sincerely,



                                   John Pasco, III
                                   President and Chairman

Enclosures

cc:  Daniel M. Siegel, Esquire (w/encl.)
     Steven M. Felsenstein, Esquire (w/encl.)

                                             Annual Notice of Securities Sold
Pursuant to Rule 24F-2

                                                     U.S. SECURITIES AND
EXCHANGE COMMISSION
                                                             Washington, D.C.
20549

                                                                   FORM 24F-2
                                                        Annual Notice of
Securities Sold
                                                             Pursuant to Rule
24f-2

                                             Read instructions at end of Form
before preparing Form.
                                                              Please print or
type.

1.   Name and address of issuer:              The World Funds, Inc.
                                              1500 Forest Avenue, Suite 223
                                              Richmond, VA  23229
2.

Name of each series or class of funds for which this notice is filed:

     Vontobel U.S. Value Fund Series
     Sand Hill Portfolio Managers Fund Series
     Vontobel EuroPacific Fund Series
     Vontobel International Bond Fund Series
3.

Investment Company Act File Number:  811-3551

     Securities Act File Number:  2-78931
4.

Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

                                                                      None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                      None

9. Number and aggregate sale price of securities sold during the fiscal year:

     The number of securities sold during the fiscal year is 8,271,322. The aggregate sale price of securities sold during the fiscal year is $116,666,828.
10.
Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     The number of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 is 8,271,322. The aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 is
     $116,666,828.

11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


                                                 $116,666,828

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable);


                                                 +          0

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                -$106,578,780

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
             24e-2 (if applicable):
+          0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                $ 10,088,048

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
             C.6):

                                                 x     1/2900

     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:


$ 3,478.64



Instruction:            Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction
C.3.

13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
      Rules of Informal and Other Procedures (17 CFR 202.3a).



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 29, 1996

                                                                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By(Signature and Title)*               /s/ John Pasco, III

                                           John Pasco, III, President and
Chairman


Date  February 29, 1996

                                 *  Please print the name and Title of the
signing officer below the signature.

                  Sands, Anderson, Marks & Miller
                    a Professional Corporation
                 801 E. Main Street, P.O. Box 1998
                  Richmodn, Virginia  23218-1998



                         February 29, 1996



The World Funds, Inc.
1500 Forest Avenue, Suite 223
P. O. Box 8687
Richmond, Virginia  23226

Gentlemen:

     We have examined the Articles of Incorporation for The World Funds,
Inc., a
Maryland corporation (the "Fund"), and the Bylaws of the Fund. We have examined (i) the Rule 24f-2 Notice on Form 24F-2 for the Fund for the fiscal year ended December
31, 1995, (ii) the Fund's most recent Post-Effective Amendment to its Registration State-ment on Form N-1A, (iii) the Fund's Annual Report to Shareholders For the Year
Ended December 31, 1995 for the Sand Hill Portfolio Manager Fund Series, the Vontobel U. S. Value Fund Series, the Vontobel EuroPacific Fund Series and the
Vontobel International Bond Fund Series, and (iv) the Auditors' Reports of Tait, Weller
& Baker, dated January 19, 1996, with respect to the financial condition of the Sand Hill
Portfolio Manager Fund Series, the Vontobel U.S. Value Fund Series, the
Vontobel
EuroPacific Fund Series and the Vontobel International Bond Fund Series. In addition, we have relied upon representations of the Fund with respect to matters relevant to the opinion expressed herein.

     The Fund is authorized to issue Five Hundred Million (500,000,000) shares of common stock having a par value of one cent ($.01) per share. The Articles of Incorporation designate that the following numbers of shares of the Fund's common stock are allocated to the following
Series: (a) Fifty Million (50,000,000) shares to the Sand Hill Portfolio Manager Fund Series
(formerly the Sand Hill Portfolio Allocated Growth Fund Series); (b) Fifty Million (50,000,000)
shares to the Vontobel EuroPacific Fund Series (formerly the T. V. EuroPacific Fund Series, the
Tyndall-Newport Global Growth Fund Series, Newport Global Growth Fund Series and the
Nicholson Growth Fund Series and successor to the Bowser Growth Fund Series);
(c) Fifty
Million (50,000,000) shares to the Vontobel U. S. Value Fund Series (successor to the Dividend
Series of the Dividend/Growth Fund, Inc.); (d) Fifty Million (50,000,000) shares to the Vontobel
International Bond Fund Series and (e) Fifty Million (50,000,000) shares to the Vontobel Eastern
European Equity Fund Series. (All of the shares of the Fund's common stock allocated to each of the aforementioned Series are hereinafter referred to collectively as the "Shares.")

     The Fund has filed with the Securities and Exchange Commission of the United States an election to register an indefinite number of shares pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, as amended (the "Election"). You have advised us that each year during which Shares, including any Shares reinvested from net income distributions, are sold pursuant to the Election, the Fund will timely file a notice pursuant to said Rule 24f-2, perfecting the registration of the Shares, including any Shares reinvested from net income distributions, sold by the Fund during each fiscal year in which the Election remains in effect. In connection with the Rule 24f-2 Notice for the fiscal year ended December 31, 1995, you have re-quested that we provide you with the opinion contained herein.

     Based solely upon the foregoing information and examination, we are of the opinion, as of the date hereof, that the Shares of the Fund, the registration of which the Fund's Rule 24f-2
Notice for the fiscal year ended December 31, 1995, makes definite in number, were legally issued, fully paid and non-assessable.

     We hereby consent to the use of this opinion with the Rule 24f-2 Notice on Form 24F-2.



                          Very truly yours,

                          SANDS, ANDERSON, MARKS & MILLER
                          a Professional Corporation


                          By:    /s/ Daniel M. Siegel
                                                    Vice President